CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (4,177)	$ 7,164	$ 12,015
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,883	3,239	4,359
Amortization of marketable securities premiums and accretion of discounts, net	436	416	0
Equity in losses of an affiliated company and interest on loans to an affiliated company	350	277	213
Stock-based compensation	1,529	2,323	1,370
Decrease (increase) in accrued interest on loans, marketable securities and bank deposits	4	(182)	(20)
Decrease (increase) in deferred tax assets, net	14	(652)	(2,321)
Decrease (increase) in trade receivables, net	6,510	(4,602)	(7,799)
Decrease (increase) in other receivables and prepaid expenses	127	(403)	(218)
Decrease (increase) in inventories	3,618	(4,136)	(3,963)
Increase (decrease) in trade payables	(5,545)	(1,157)	4,910
Increase (decrease) in other payables and accrued expenses and other liabilities	(3,054)	(5,464)	6,324
Increase in deferred revenues	485	1,978	1,851
Decrease in accrued severance pay, net	(184)	(86)	(319)
Net cash provided by (used in) operating activities	2,996	(1,285)	16,402
Cash flows from investing activities:
Net loans provided to affiliated company	(183)	(211)	0
Purchase of property and equipment	(2,006)	(1,579)	(1,569)
Purchase of marketable securities	0	(24,402)	0
Short-term and restricted bank deposits, net	3,678	(183)	77
Investment in long-term and restricted bank deposits	(131)	(9,120)	0
Net cash provided by (used in) investing activities	1,358	(35,495)	(1,492)
Cash flows from financing activities:
Purchase of treasury stock	(6,917)	(3,812)	0
Redemption of senior convertible notes	0	0	(50)
Proceeds from long-term bank loans	0	24,005	0
Repayment of long-term bank loans	(10,242)	(6,600)	(6,000)
Payment for acquisition of NSC non-controlling interest	(336)	(278)	(74)
Proceeds from issuance of shares upon exercise of options, warrants and employee stock purchase plan	103	1,411	2,556
Net cash provided by (used in) financing activities	(17,392)	14,726	(3,568)
Increase (decrease) in cash and cash equivalents	(13,038)	(22,054)	11,342
Cash and cash equivalents at the beginning of the year	28,257	50,311	38,969
Cash and cash equivalents at the end of the year	15,219	28,257	50,311
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	313	848	261
Cash paid during the year for interest	789	356	317
Supplemental disclosures of non cash operational, financing and investing activities
Net change in gain (loss) on foreign currency cash flow hedges	1,543	(1,062)	724
Total commitment for future payments for NSC acquisition which reduced the Company's equity	0	0	1,296
Total commitment in respect of treasury stock purchasing	0	197	0
Conversion of employees stock purchase plan liability to equity upon issuance of shares	$ 0	$ 294	$ 0